Investment in an Associate - Schedule of Investment in Associate (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Investment in Associate [Abstract]
Shares at cost	RM 1,916,650	$ 471,965
Share of post-acquisition reserves	7,125	1,755
Total investment shares	RM 1,923,775	$ 473,720